Future Policy Benefits and Claims - Retirement and Income Solutions (Details) - Retirement and Income Solutions - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension risk transfer
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	$ 23,855.8	$ 21,211.4	$ 25,365.8	$ 25,863.7
Effect of changes in discount rate assumptions at beginning of period	1,036.1	1,799.6	(3,386.5)	(4,827.9)
Balance at beginning of period at original discount rate	24,891.9	23,011.0	21,979.3	21,035.8
Effect of changes in cash flow assumptions		(53.4)	(7.9)
Effect of actual variances from expected experience	(2.8)	(14.6)	(3.2)		$ (2.4)
Adjusted beginning of period balance at original discount rate	24,889.1	22,943.0	21,968.2		21,033.4
Interest accrual	552.6	1,008.6	935.7	916.7
Benefit payments	(1,092.0)	(1,981.4)	(1,841.7)	(1,772.5)
Issuances	1,751.9	2,921.7	1,948.8	1,801.7
Balance at end of period at original discount rate	26,101.6	24,891.9	23,011.0	21,979.3
Effect of changes in discount rate assumptions at end of period	(1,884.0)	(1,036.1)	(1,799.6)	3,386.5
Balance at end of period, Present value of expected future policy benefit payments	24,217.6	23,855.8	21,211.4	25,365.8
Reinsurance Impact	(3,335.4)	(3,540.8)
Future policy benefits after reinsurance	$ 20,882.2	$ 20,315.0	$ 21,211.4
Weighted-average duration for future policy benefits (in years)	8 years 2 months 12 days	8 years 6 months	8 years 6 months
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions	$ (847.9)	$ 763.5	$ (5,186.1)
Individual fixed income annuities
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	4,914.1	5,019.4	6,535.0	7,145.8
Effect of changes in discount rate assumptions at beginning of period	296.7	439.0	(812.6)	(1,213.5)
Balance at beginning of period at original discount rate	5,210.8	5,458.4	5,722.4	5,932.3
Effect of changes in cash flow assumptions		(1.3)	(3.0)
Effect of actual variances from expected experience	(3.9)	(0.1)			(1.3)
Adjusted beginning of period balance at original discount rate	5,206.9	5,457.0	5,719.4		$ 5,931.0
Interest accrual	105.8	219.1	229.7	240.5
Benefit payments	(249.5)	(507.3)	(520.4)	(532.0)
Issuances	27.9	42.0	29.7	82.9
Balance at end of period at original discount rate	5,091.1	5,210.8	5,458.4	5,722.4
Effect of changes in discount rate assumptions at end of period	(455.0)	(296.7)	(439.0)	812.6
Balance at end of period, Present value of expected future policy benefit payments	4,636.1	4,914.1	5,019.4	$ 6,535.0
Reinsurance Impact	(4,572.2)	(4,869.1)	(5,002.7)
Future policy benefits after reinsurance	$ 63.9	$ 45.0	$ 16.7
Weighted-average duration for future policy benefits (in years)	7 years 7 months 6 days	7 years 10 months 24 days	7 years 10 months 24 days
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions	$ (158.3)	$ 142.3	$ (1,251.6)